Consolidated Statements of Operations - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUE
Advisory services	$ 65,982,000	$ 67,228,000	$ 58,546,000
Audio visual	9,186,000	0	0
Other	6,405,000	379,000	435,000
Total revenue	81,573,000	67,607,000	58,981,000
EXPENSES
Salaries and benefits	61,223,000	52,436,000	41,442,000
Cost of revenues for audio visual	7,757,000	0	0
Depreciation and amortization	2,527,000	1,174,000	799,000
General and administrative	17,363,000	16,454,000	18,091,000
Impairment	1,072,000	0	0
Other	2,153,000	0	0
Total expenses	92,095,000	70,064,000	60,332,000
OPERATING INCOME (LOSS)	(10,522,000)	(2,457,000)	(1,351,000)
Realized gain (loss) on investment in unconsolidated entity	0	(3,601,000)	0
Unrealized gain (loss) on investment in unconsolidated entity	0	2,141,000	(2,141,000)
Interest expense	(83,000)	0	0
Amortization of loan costs	(39,000)	0	0
Interest income	244,000	73,000	352,000
Dividend income	93,000	170,000	917,000
Unrealized gain (loss) on investments	203,000	2,326,000	(2,490,000)
Realized gain (loss) on investments	(294,000)	(10,113,000)	(5,110,000)
Other income (expense)	(73,000)	(162,000)	(155,000)
INCOME (LOSS) BEFORE INCOME TAXES	(10,471,000)	(11,623,000)	(9,978,000)
Income tax (expense) benefit	(9,723,000)	(780,000)	(2,066,000)
NET INCOME (LOSS)	(20,194,000)	(12,403,000)	(12,044,000)
(Income) loss from consolidated entities attributable to noncontrolling interests	358,000	8,860,000	10,852,000
Net (income) loss attributable to redeemable noncontrolling interests	1,484,000	1,147,000	2,000
NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$ (18,352,000)	$ (2,396,000)	$ (1,190,000)
Basic:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (9.04)	$ (1.19)	$ (0.60)
Weighted average common shares outstanding – basic (in shares)	2,031	2,012	1,991
Diluted:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (9.59)	$ (2.56)	$ (4.45)
Weighted average common shares outstanding – diluted (in shares)	2,067	2,209	2,203